Interest Bearing Liabilities, Non-Convertible Redeemable Cumulative Preference Shares (Details) $ / shares in Units, $ in Thousands, shares in Millions, $ in Millions	Aug. 27, 2021 CAD ($) $ / shares shares	Jun. 30, 2026 USD ($)	Jan. 30, 2026 CAD ($)	Oct. 10, 2025	Jun. 30, 2025 USD ($)	Sep. 01, 2024
Disclosure of detailed information about borrowings [line items]
Debt amount		$ 78,086			$ 50,733
Non-convertible redeemable cumulative preference shares		$ 20,004			$ 19,201
Interest rate on financial liabilities		2.40%
North American Lithium [Member]
Disclosure of detailed information about borrowings [line items]
Debt Exchanged for Preference Shares	$ 63
North American Lithium [Member] | Non Convertible Redeemable Cumulative Preference Shares [Member]
Disclosure of detailed information about borrowings [line items]
Preference shares (in shares) | shares	20
Par value per share (in dollars per share) | $ / shares	$ 1
Non-convertible redeemable cumulative preference shares			$ 20
Interest rate on financial liabilities	5.00%			5.00%		16.25%